KINETICS MUTUAL FUNDS, INC.

Kinetics Tactical Paradigm Fund

Advisor Classes

Supplement dated March 18, 2011
to the Prospectus dated April 30, 2010

On March 18, 2011, the Board of Directors of Kinetics Mutual Funds, Inc. held a Special Meeting of Shareholders (the “Meeting”) of the Kinetics Tactical Paradigm Fund (the “Fund”).  The purpose of the Meeting was to consider and vote on a proposal for the liquidation and termination of the Fund (the “Proposal”).  The Board of Directors had previously approved the Proposal, subject to shareholder approval, based on the recommendation of Kinetics Asset Management, Inc., the Fund’s adviser.  At the Meeting, the shareholders of the Fund voted to approve the Proposal.  The liquidation is expected to occur on March 23, 2011.

The Fund will stop taking new subscriptions on or about March 18, 2011.  Final redemption proceeds, together with any previously declared and unpaid dividends, will be mailed on or about March 23, 2011 to any shareholders who have not redeemed shares of the Fund prior to that date.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

KINETICS MUTUAL FUNDS, INC.

Kinetics Tactical Paradigm Fund

Institutional Class

Supplement dated March 18, 2011
to the Prospectus dated April 30, 2010

On March 18, 2011, the Board of Directors of Kinetics Mutual Funds, Inc. held a Special Meeting of Shareholders (the “Meeting”) of the Kinetics Tactical Paradigm Fund (the “Fund”).  The purpose of the Meeting was to consider and vote on a proposal for the liquidation and termination of the Fund (the “Proposal”).  The Board of Directors had previously approved the Proposal, subject to shareholder approval, based on the recommendation of Kinetics Asset Management, Inc., the Fund’s adviser.  At the Meeting, the shareholders of the Fund voted to approve the Proposal.  The liquidation is expected to occur on March 23, 2011.

The Fund will stop taking new subscriptions on or about March 18, 2011.  Final redemption proceeds, together with any previously declared and unpaid dividends, will be mailed on or about March 23, 2011 to any shareholders who have not redeemed shares of the Fund prior to that date.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

KINETICS MUTUAL FUNDS, INC.

Kinetics Tactical Paradigm Fund

No Load Class

Supplement dated March 18, 2011
to the Prospectus dated April 30, 2010

On March 18, 2011, the Board of Directors of Kinetics Mutual Funds, Inc. held a Special Meeting of Shareholders (the “Meeting”) of the Kinetics Tactical Paradigm Fund (the “Fund”).  The purpose of the Meeting was to consider and vote on a proposal for the liquidation and termination of the Fund (the “Proposal”).  The Board of Directors had previously approved the Proposal, subject to shareholder approval, based on the recommendation of Kinetics Asset Management, Inc., the Fund’s adviser.  At the Meeting, the shareholders of the Fund voted to approve the Proposal.  The liquidation is expected to occur on March 23, 2011.

The Fund will stop taking new subscriptions on or about March 18, 2011.  Final redemption proceeds, together with any previously declared and unpaid dividends, will be mailed on or about March 23, 2011 to any shareholders who have not redeemed shares of the Fund prior to that date.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE